Commitments and Contingencies (Operating Leases) - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Leases [Abstract]
Total rent expense	$ 223,254	$ 192,919	$ 176,616
Waiver of fees and costs demand by plaintiff counsel		$ 4,500